Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, to be issued under the Bloom Energy Corporation 2018 Equity Incentive Plan
Amount Registered | shares	9,978,870
Proposed Maximum Offering Price per Unit	25.32
Maximum Aggregate Offering Price	$ 252,664,988
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,683
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Shares, to be issued under the Bloom Energy Corporation Amended and Restated 2018 Employee Stock Purchase Plan
Amount Registered | shares	2,494,717
Proposed Maximum Offering Price per Unit	21.52
Maximum Aggregate Offering Price	$ 53,686,310
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,219